Property and equipment, net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,129,701	$ 1,205,611
Less: accumulated depreciation and amortization	(953,526)	(951,020)
Total	176,175	254,591
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Subtotal	87,695	86,371
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	217,356	237,217
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	57,419	60,352
Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	383,806	403,410
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 383,425	$ 418,261